Summary of Significant Accounting Policies - Schedule of Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 26, 2022	Dec. 31, 2022	Dec. 31, 2023
Cash Flows from Operating Activities
Net loss	$ (37,061)	$ (441,322)	$ (285,585)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Stock-based compensation	23,705	108,323	53,085
Impairment of goodwill	0	372,728	115,483
Deferred tax benefits	(816)	(118,048)	(22,330)
Accrued expenses and other liabilities	57,488	(22,034)	(19,438)
Other long-term liabilities	77	(18,145)	(264)
Net cash provided by (used in) operating activities	$ (10,603)	3,317	$ (24,742)
As Previously Reported
Cash Flows from Operating Activities
Net loss		(442,079)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Stock-based compensation		106,943
Impairment of goodwill		366,309
Deferred tax benefits		(107,798)
Accrued expenses and other liabilities		(13,478)
Other long-term liabilities		(28,395)
Net cash provided by (used in) operating activities		3,317
Revision Adjustments
Cash Flows from Operating Activities
Net loss		757
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Stock-based compensation		1,380
Impairment of goodwill		6,419
Deferred tax benefits		(10,250)
Accrued expenses and other liabilities		(8,556)
Other long-term liabilities		10,250
Net cash provided by (used in) operating activities		$ 0